BNY Mellon US Large Cap Equity Growth ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9%
Communication Services — 12.8%
Alphabet, Inc., Cl. A	1,538	547,728
Alphabet, Inc., Cl. C	1,337	476,841
AppLovin Corp., Cl. A(a)	66	26,130
AST SpaceMobile, Inc.(a)	62	3,657
EchoStar Corp., Cl. A(a)	14	1,177
Electronic Arts, Inc.	40	8,394
Live Nation Entertainment, Inc.(a)	41	7,139
Meta Platforms, Inc., Cl. A	578	321,778
Netflix, Inc.(a)	1,117	80,100
Reddit, Inc., Cl. A(a)	34	4,783
ROBLOX Corp., Cl. A(a)	164	5,838
Spotify Technology SA(a)	41	20,498
Take-Two Interactive Software, Inc.(a)	31	7,531
TKO Group Holdings, Inc.	17	3,091
T-Mobile US, Inc.	77	13,299
Warner Music Group Corp., Cl. A	19	493
		1,528,477
Consumer Discretionary — 10.6%
Airbnb, Inc., Cl. A(a)	107	16,213
Amazon.com, Inc.(a)	2,534	688,184
Amer Sports, Inc.(a)	47	1,669
Carnival Corp. Ltd.	173	4,811
Carvana Co.(a)	175	10,913
Chipotle Mexican Grill, Inc.(a)	337	12,543
Coupang, Inc.(a)	296	4,840
Darden Restaurants, Inc.	19	3,868
Deckers Outdoor Corp.(a)	37	3,585
DoorDash, Inc., Cl. A(a)	90	17,654
DraftKings, Inc., Cl. A(a)	124	2,911
eBay, Inc.	73	8,323
Expedia Group, Inc.	30	8,842
Garmin Ltd.	26	7,638
Genuine Parts Co.	23	2,860
Las Vegas Sands Corp.	83	4,058
Lululemon Athletica, Inc.(a)	13	1,545
MercadoLibre, Inc.(a)	13	24,413
Ralph Lauren Corp.	6	2,282
Rivian Automotive, Inc., Cl. A(a)	212	3,227
Ross Stores, Inc.	85	21,341
Royal Caribbean Cruises Ltd.	67	21,326
Tapestry, Inc.	53	8,076
Tesla, Inc.(a)	882	274,487
The Home Depot, Inc.	156	51,786
The TJX Companies, Inc.	294	46,258
Tractor Supply Co.	79	2,431
Ulta Beauty, Inc.(a)	7	3,590

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Consumer Discretionary — 10.6% (continued)
Viking Holdings Ltd.(a)	34	3,548
Williams-Sonoma, Inc.	16	3,658
		1,266,880
Consumer Staples — 3.4%
Casey’s General Stores, Inc.	6	5,226
Church & Dwight Co., Inc.	32	3,162
Colgate-Palmolive Co.	209	19,082
Constellation Brands, Inc., Cl. A	13	1,693
Costco Wholesale Corp.	118	112,323
Dollar Tree, Inc.(a)	18	2,290
Kimberly-Clark Corp.	46	5,028
Mondelez International, Inc., Cl. A	125	7,789
Monster Beverage Corp.(a)	181	17,445
PepsiCo, Inc.	208	29,028
Sysco Corp.	125	10,655
Target Corp.	37	5,346
The Coca-Cola Company	587	51,415
The Estee Lauder Companies, Inc., Cl. A	22	1,846
The Hershey Company	19	3,326
The Kroger Company	84	4,850
The Procter & Gamble Company	288	41,613
Walmart, Inc.	761	84,623
		406,740
Energy — .6%
Baker Hughes Co.	108	6,533
Cheniere Energy, Inc.	28	7,380
Halliburton Co.	74	2,386
Marathon Petroleum Corp.	26	8,228
SLB Ltd.	144	7,141
Targa Resources Corp.	56	15,141
TechnipFMC PLC	103	7,381
Texas Pacific Land Corp.	14	5,636
The Williams Companies, Inc.	181	12,949
		72,775
Financials — 6.3%
Affirm Holdings, Inc.(a)	66	4,720
American Express Co.	97	32,616
Ameriprise Financial, Inc.	17	9,279
Aon PLC, Cl. A	32	11,538
Apollo Global Management, Inc.	55	6,907
Ares Management Corp., Cl. A	55	7,045
Arthur J. Gallagher & Co.	29	7,233
BlackRock, Inc.	18	19,627
Blackstone, Inc.	197	25,167
Block, Inc.(a)	68	5,524
Cboe Global Markets, Inc.	16	4,964
CME Group, Inc.	43	11,515
Coinbase Global, Inc., Cl. A(a)	56	8,191
Corpay, Inc.(a)	18	6,878
Interactive Brokers Group, Inc., Cl. A	110	9,679
Intercontinental Exchange, Inc.	62	9,454

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Financials — 6.3% (continued)
JPMorgan Chase & Co.	232	81,615
KKR & Co., Inc.	104	10,549
LPL Financial Holdings, Inc.	20	7,074
Marsh & McLennan Cos., Inc.	74	14,037
Mastercard, Inc., Cl. A	210	120,351
Moody’s Corp.	41	19,614
Morgan Stanley	124	26,092
Nasdaq, Inc.	41	3,862
Raymond James Financial, Inc.	16	2,816
Robinhood Markets, Inc., Cl. A(a)	198	17,139
S&P Global, Inc.	43	17,713
SoFi Technologies, Inc.(a)	136	2,218
The Allstate Corp.	28	7,394
The Bank of New York Mellon Corp.(b)	62	9,692
The Carlyle Group, Inc.	19	874
The Charles Schwab Corp.	204	21,469
The Progressive Corp.	155	32,770
Toast, Inc., Cl. A(a)	124	4,001
TPG, Inc.	36	1,572
Tradeweb Markets, Inc., Cl. A	13	1,306
Visa, Inc., Cl. A	445	162,928
Willis Towers Watson PLC	11	3,695
		749,118
Health Care — 6.7%
Abbott Laboratories	181	19,132
Agilent Technologies, Inc.	34	4,705
Alnylam Pharmaceuticals, Inc.(a)	35	7,193
Amgen, Inc.	143	55,078
Boston Scientific Corp.(a)	386	18,038
Bristol-Myers Squibb Co.	235	15,348
Cencora, Inc.	46	14,322
Dexcom, Inc.(a)	101	8,428
Edwards Lifesciences Corp.(a)	72	6,197
Eli Lilly & Co.	223	256,191
GE HealthCare Technologies, Inc.	41	2,789
Gilead Sciences, Inc.	194	25,261
IDEXX Laboratories, Inc.(a)	22	12,300
Illumina, Inc.(a)	18	3,692
Incyte Corp.(a)	43	5,139
Insmed, Inc.(a)	55	5,423
Insulet Corp.(a)	18	2,976
Intuitive Surgical, Inc.(a)	94	33,213
IQVIA Holdings, Inc.(a)	23	5,405
Johnson & Johnson	355	91,004
Medline, Inc., Cl. A(a)	82	3,221
Merck & Co., Inc.	329	42,836
Natera, Inc.(a)	35	9,372
Quest Diagnostics, Inc.	10	2,330
Regeneron Pharmaceuticals, Inc.	8	6,101
ResMed, Inc.	24	5,063
Royalty Pharma PLC, Cl. A	102	5,960

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Health Care — 6.7% (continued)
STERIS PLC	13	2,969
Stryker Corp.	61	19,868
Thermo Fisher Scientific, Inc.	37	21,249
United Therapeutics Corp.(a)	6	3,106
UnitedHealth Group, Inc.	85	35,224
Veeva Systems, Inc., Cl. A(a)	24	4,891
Vertex Pharmaceuticals, Inc.(a)	42	20,038
Waters Corp.(a)	25	9,433
West Pharmaceutical Services, Inc.	8	2,728
Zoetis, Inc.	74	5,719
		791,942
Industrials — 8.7%
3M Co.	62	10,929
AMETEK, Inc.	30	7,251
Automatic Data Processing, Inc.	73	19,452
Axon Enterprise, Inc.(a)	19	10,027
Bloom Energy Corp., Cl. A(a)	70	14,407
Broadridge Financial Solutions, Inc.	18	2,771
Carlisle Companies, Inc.	6	2,160
Carrier Global Corp.	70	4,327
Caterpillar, Inc.	124	101,036
Cintas Corp.	91	18,621
Comfort Systems USA, Inc.	10	17,297
Copart, Inc.(a)	91	2,650
CSX Corp.	218	10,987
Cummins, Inc.	23	14,587
Curtiss-Wright Corp.	10	7,240
Deere & Co.	29	17,187
Delta Air Lines, Inc.	55	4,809
Dover Corp.	16	3,274
Eaton Corp. PLC	103	42,766
EMCOR Group, Inc.	12	9,569
Emerson Electric Co.	55	8,240
Equifax, Inc.	17	2,935
Expeditors International of Washington, Inc.	13	2,183
Fastenal Co.	198	9,447
FedEx Corp.	20	6,148
FedEx Freight Holding Co., Inc.(a)	10	1,405
Ferguson Enterprises, Inc.	28	6,561
FTAI Aviation Ltd.	26	5,356
GE Vernova, Inc.	71	70,311
General Dynamics Corp.	25	9,586
General Electric Co.	128	46,089
HEICO Corp.	12	4,276
HEICO Corp., Cl. A	18	4,631
Honeywell Aerospace, Inc.(a)	50	10,337
Honeywell International, Inc.	50	12,153
Howmet Aerospace, Inc.	106	29,920
Hubbell, Inc.	8	3,780
Illinois Tool Works, Inc.	46	13,200
Ingersoll Rand, Inc.	48	4,002

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Industrials — 8.7% (continued)
J.B. Hunt Transport Services, Inc.	8	2,174
Jacobs Solutions, Inc.	11	1,484
Johnson Controls International PLC	91	13,346
L3Harris Technologies, Inc.	23	6,372
Leidos Holdings, Inc.	16	1,850
Lennox International, Inc.	6	2,495
Lockheed Martin Corp.	61	35,547
MasTec, Inc.(a)	17	4,473
Mobility Global, Inc.(a)	43	876
Norfolk Southern Corp.	23	7,716
Northrop Grumman Corp.	18	9,765
Old Dominion Freight Line, Inc.	24	5,091
PACCAR, Inc.	44	5,838
Parker-Hannifin Corp.	34	33,202
Paychex, Inc.	50	5,842
Quanta Services, Inc.	40	26,694
Republic Services, Inc.	28	5,895
Rocket Lab Corp.(a)	140	9,093
Rockwell Automation, Inc.	19	9,122
Rollins, Inc.	77	2,924
RTX Corp.	193	41,538
Southwest Airlines Co.	56	2,518
SS&C Technologies Holdings, Inc.	28	2,157
Sunbelt Rentals Holdings, Inc.	42	3,021
Symbotic, Inc.(a)	17	732
The Boeing Company(a)	200	43,228
Trane Technologies PLC	59	26,842
Uber Technologies, Inc.(a)	528	37,150
Union Pacific Corp.	80	23,370
United Airlines Holdings, Inc.(a)	36	4,368
United Rentals, Inc.	11	11,872
Veralto Corp.	32	3,013
Verisk Analytics, Inc.	36	7,015
Vertiv Holdings Co., Cl. A	91	21,983
W.W. Grainger, Inc.	7	9,676
Waste Management, Inc.	68	15,405
Watsco, Inc.	4	1,237
Westinghouse Air Brake Technologies Corp.	29	8,435
Woodward, Inc.	16	5,772
XPO, Inc.(a)	30	6,029
Xylem, Inc.	24	2,807
		1,039,874
Information Technology — 48.2%
Accenture PLC, Cl. A	68	11,283
Adobe, Inc.(a)	107	26,794
Advanced Micro Devices, Inc.(a)	428	203,792
Amphenol Corp., Cl. A	320	51,424
Analog Devices, Inc.	77	28,291
Apple, Inc.	3,779	1,167,371
Applied Materials, Inc.	209	106,103
Arista Networks, Inc.(a)	274	49,416

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Information Technology — 48.2% (continued)
Astera Labs, Inc.(a)	35	10,893
Atlassian Corp., Cl. A(a)	44	4,445
Autodesk, Inc.(a)	55	12,881
Broadcom, Inc.	1,226	477,257
Cadence Design Systems, Inc.(a)	73	24,821
CDW Corp.	16	2,365
Ciena Corp.(a)	37	13,951
Circle Internet Group, Inc.(a)	52	3,256
Cisco Systems, Inc.	581	67,390
Cloudflare, Inc., Cl. A(a)	82	22,876
Coherent Corp.(a)	49	12,882
CoreWeave, Inc., Cl. A(a)	66	4,737
Corning, Inc.	205	28,341
Credo Technology Group Holding Ltd.(a)	43	8,901
CrowdStrike Holdings, Inc., Cl. A(a)	264	50,387
Datadog, Inc., Cl. A(a)	83	22,241
Entegris, Inc.	20	2,381
Everpure, Inc., Cl. A(a)	82	6,328
Fabrinet(a)	10	4,354
First Solar, Inc.(a)	13	2,743
Flex Ltd.(a)	52	5,915
Fortinet, Inc.(a)	163	26,398
International Business Machines Corp.	248	55,465
Intuit, Inc.	71	22,441
Jabil, Inc.	29	9,136
Keysight Technologies, Inc.(a)	29	9,253
KLA Corp.	347	63,439
Lam Research Corp.	330	96,697
Lumentum Holdings, Inc.(a)	19	13,565
Marvell Technology, Inc.	232	43,514
Microchip Technology, Inc.	56	4,160
Micron Technology, Inc.	298	245,263
Microsoft Corp.	1,937	900,163
MongoDB, Inc.(a)	20	6,750
Monolithic Power Systems, Inc.	12	17,112
Motorola Solutions, Inc.	43	18,737
NetApp, Inc.	35	6,247
NVIDIA Corp.	6,170	1,238,627
NXP Semiconductors NV	31	7,104
ON Semiconductor Corp.(a)	56	4,570
Oracle Corp.	445	57,792
Palantir Technologies, Inc., Cl. A(a)	563	69,283
Palo Alto Networks, Inc.(a)	215	71,343
PTC, Inc.(a)	18	2,470
Qnity Electronics, Inc.	20	2,624
QUALCOMM, Inc.	125	18,451
Salesforce, Inc.	239	43,981
Samsara, Inc., Cl. A(a)	84	3,131
Sandisk Corp.(a)	36	43,734
ServiceNow, Inc.(a)	278	30,922
Snowflake, Inc.(a)	88	25,809

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.9% (continued)
Information Technology — 48.2% (continued)
Super Micro Computer, Inc.(a)	133	3,777
Synopsys, Inc.(a)	25	9,719
TE Connectivity PLC	41	8,433
Teledyne Technologies, Inc.(a)	4	2,622
Teradyne, Inc.	41	15,075
Texas Instruments, Inc.	128	35,295
Trimble, Inc.(a)	22	1,245
Tyler Technologies, Inc.(a)	7	2,167
Ubiquiti, Inc.	1	556
Western Digital Corp.	89	48,491
Workday, Inc., Cl. A(a)	29	4,650
Zoom Communications, Inc.(a)	43	4,131
Zscaler, Inc.(a)	25	3,780
		5,731,941
Materials — 1.2%
Air Products and Chemicals, Inc.	20	5,898
Anglogold Ashanti PLC	131	10,391
CRH PLC	70	6,651
Ecolab, Inc.	43	11,938
Freeport-McMoRan, Inc.	217	13,591
Linde PLC	67	32,051
Martin Marietta Materials, Inc.	7	3,676
Newmont Corp.	289	27,082
Packaging Corp. of America	10	2,458
Royal Gold, Inc.	22	4,364
Southern Copper Corp.	24	4,385
The Sherwin-Williams Company	40	13,634
Vulcan Materials Co.	17	4,566
		140,685
Real Estate — .8%
American Tower Corp.(c)	79	13,695
CBRE Group, Inc., Cl. A(a)	47	6,900
CoStar Group, Inc.(a)	122	3,509
Digital Realty Trust, Inc.(c)	37	6,975
Equinix, Inc.(c)	17	17,328
Public Storage(c)	22	7,132
Simon Property Group, Inc.(c)	50	11,468
Ventas, Inc.(c)	124	11,595
Welltower, Inc.(c)	83	19,459
		98,061
Utilities — .6%
Constellation Energy Corp.	76	19,969
Entergy Corp.	40	4,305
FirstEnergy Corp.	52	2,512
NextEra Energy, Inc.	230	19,991
NRG Energy, Inc.	54	7,252
Vistra Corp.	88	13,041
		67,070
Total Equity Securities - Common Stocks (cost $11,909,280)		11,893,563

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $5,797)	3.64	5,797	5,797
Total Investments (cost $11,915,077)		100.0%	11,899,360
Cash and Receivables (Net)		.0%	1,186
Net Assets		100.0%	11,900,546

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)	Investment in real estate investment trust within the United States.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon US Large Cap Equity Growth ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	11,893,563	—	—	11,893,563
Investment Companies	5,797	—	—	5,797
	11,899,360	—	—	11,899,360

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At July 31, 2026, accumulated net unrealized depreciation on investments was $15,718, consisting of $555,689 gross unrealized appreciation and $571,407 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).